Fair Value Measurements - Schedule of Assets and Liabilities that are Measured at Fair Value (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Assets	$ 5,300,199	$ 7,921,818	$ 116,651,461
Level 1 [Member]
Assets
Assets	5,300,199	7,921,818	116,651,461
Level 2 [Member]
Assets
Assets
Level 3 [Member]
Assets
Assets